Loans Payable to Third Parties (Details) - USD ($) $ in Millions	Aug. 31, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Feb. 28, 2022	Dec. 31, 2021
Loans Payable to Third Parties (Details) [Line Items]
Borrowed loan			$ 0.1		$ 0.2	$ 1.0	$ 1.2	$ 1.0		$ 0.2
Interest rate			5.00%		5.00%	2.00%	5.00%			12.00%
Ms. Nana Feng[Member]
Loans Payable to Third Parties (Details) [Line Items]
Borrowed loan	$ 0.2		$ 0.1
Interest rate	5.00%		5.00%
Mr. Zhang Zhenning [Member]
Loans Payable to Third Parties (Details) [Line Items]
Borrowed loan		$ 0.1	$ 0.6	$ 0.1					$ 1.5	$ 0.6
Interest rate		2.00%	5.00%	5.00%					5.00%	12.00%